Common Share Purchase Warrants - Schedule of warrants outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jul. 31, 2021 CAD ($) $ / shares shares	Jul. 31, 2021 $ / shares	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2019 shares
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	36,666,958		33,379,408	7,396,354
Net book value | $	$ 129,845		$ 99,067
Classified as Equity
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	33,298,692		30,011,142
Net book value | $	$ 124,112		$ 95,617
Classified as Equity | June 2019 financing warrants Exercise price of $63.16 expiring June 19, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	546,135		546,135
Net book value | $	$ 10,022		$ 10,022
Warrants exercise price | $ / shares	$ 63.16
Warrants expiration date	Jun. 19, 2023
Classified as Equity | April 2020 underwritten public offering warrants Exercise price of $3.84 expiring April 13, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	11,830,075		14,004,375
Net book value | $	$ 15,971		$ 18,906
Warrants exercise price | $ / shares	$ 3.84
Warrants expiration date	Apr. 13, 2025
Classified as Equity | May 2020 underwritten public offering warrants Exercise price of $4.20 expiring May 21, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	7,591,876		7,852,513
Net book value | $	$ 10,446		$ 10,805
Warrants exercise price | $ / shares	$ 4.20
Warrants expiration date	May 21, 2025
Classified as Equity | Conversion Unit warrants Exercise price of $4.00 expiring June 10, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	3,686,721		3,686,721
Net book value | $	$ 11,427		$ 11,426
Warrants exercise price | $ / shares	$ 4.00
Warrants expiration date	Jun. 10, 2023
Classified as Equity | Conversion Unit warrants Exercise price of $4.00 expiring June 30, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	978,907		978,907
Net book value | $	$ 1,928		$ 1,928
Warrants exercise price | $ / shares	$ 4.00
Warrants expiration date	Jun. 30, 2023
Classified as Equity | Broker/Consultant warrants Exercise price of $3.00 expiring November 3, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	18,905		43,905
Net book value | $	$ 34		$ 78
Warrants exercise price | $ / shares	$ 3.00
Warrants expiration date	Nov. 03, 2021
Classified as Equity | Broker/consultant warrants Exercise price of $3.00 expiring March 14, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	23,571		23,571
Net book value | $	$ 66		$ 66
Warrants exercise price | $ / shares	$ 3.00
Warrants expiration date	Mar. 14, 2022
Classified as Equity | Broker/consultant warrants Exercise price of $63.16 expiring June 19, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	15		15
Net book value | $	$ 0		$ 0
Warrants exercise price | $ / shares	$ 63.16
Warrants expiration date	Jun. 19, 2023
Classified as Equity | Molson warrants Exercise price of $24.00 expiring October 4, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	2,875,000		2,875,000
Net book value | $	$ 42,386		$ 42,386
Warrants exercise price | $ / shares	$ 24.00
Warrants expiration date	Oct. 04, 2021
Classified as Equity | Issued in connection with business acquisition Exercise price of $3.96 expiring April 23, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	631,322		0
Net book value | $	$ 4,232		$ 0
Warrants exercise price | $ / shares	$ 3.96
Warrants expiration date	Apr. 23, 2025
Classified as Equity | Issued in connection with business acquisition Exercise price of $5.64 expiring September 23, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	1,228,873		0
Net book value | $	$ 7,902		$ 0
Warrants exercise price | $ / shares	$ 5.64
Warrants expiration date	Sep. 23, 2025
Classified as Equity | Issued in connection with business acquisition Exercise price of $8.47 expiring October 30, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	43,856		0
Net book value | $	$ 261		$ 0
Warrants exercise price | $ / shares	$ 8.47
Warrants expiration date	Oct. 30, 2025
Classified as Equity | Issued in connection with business acquisition Exercise price of $9.03 expiring June 25, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	3,205,378		0
Net book value | $	$ 18,236		$ 0
Warrants exercise price | $ / shares	$ 9.03
Warrants expiration date	Jun. 25, 2025
Classified as Equity | Issued in connection with business acquisition Exercise price of $11.29 expiring January 27, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	356,689		0
Net book value | $	$ 1,195		$ 0
Warrants exercise price | $ / shares	$ 11.29
Warrants expiration date	Jan. 27, 2023
Classified as Equity | Issued in connection with business acquisition Exercise price of $78.16 expiring August 21, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	15,992		0
Net book value | $	$ 3		$ 0
Warrants exercise price | $ / shares	$ 78.16
Warrants expiration date	Aug. 21, 2022
Classified as Equity | Issued in connection with business acquisition Exercise price of $102.71 expiring August 21, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	24,338		0
Net book value | $	$ 2		$ 0
Warrants exercise price | $ / shares	$ 102.71
Warrants expiration date	Aug. 21, 2022
Classified as Equity | Issued in connection with business acquisition Exercise price of $151.24 expiring September 27, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	14,617		0
Net book value | $	$ 0		$ 0
Warrants exercise price | $ / shares	$ 151.24
Warrants expiration date	Sep. 27, 2021
Classified as Equity | Issued in connection with business acquisition Exercise price of $155.19 expiring April 17, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	226,422		0
Net book value | $	$ 1		$ 0
Warrants exercise price | $ / shares	$ 155.19
Warrants expiration date	Apr. 17, 2022
Classified as Liability
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	3,368,266		3,368,266
Net book value | $	$ 5,733		$ 3,450
Classified as Liability | USD$25m Registered Direct Offering Warrants Exercise price of USD$9.80 expiring December 31, 2024
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	1,871,259		1,871,259
Net book value | $	$ 3,185		$ 1,917
Warrants exercise price | $ / shares		$ 9.80
Warrants expiration date	Dec. 31, 2024
Classified as Liability | USD$20m Registered Direct Offering Warrants Exercise price of USD$9.80 expiring January 22, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	1,497,007		1,497,007
Net book value | $	$ 2,548		$ 1,533
Warrants exercise price | $ / shares		$ 9.80
Warrants expiration date	Jan. 22, 2025